Income Taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax
Company had federal and state net operating loss carryovers	$ 20,000,000	$ 19,000,000
Deferred tax expense	$ 2,000,000	$ 2,000,000	$ 2,000,000
U.S. corporate income tax rate previous	34.00%	34.00%
U.S. corporate tax rate current	21.00%	21.00%
Federal corporate tax rate previous	35.00%
Federal corporate tax rate current	21.00%